Subsequent Events (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 29, 2020	Apr. 17, 2020	Apr. 17, 2020	Feb. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Apr. 09, 2020	Mar. 27, 2020	Dec. 31, 2018
Debt principal amount					$ 424,615	$ 424,615
Short-term notes					424,615	424,615
Debt conversion of common stock shares				250,000
Fair value of warrants					73,000	73,000
Investor [Member]
Debt principal amount								$ 500,000
Debt interest rate								8.00%
Promissory notes, value								$ 500,000
April Secured Notes [Member]
Debt principal amount					$ 424,615	$ 424,615
Subsequent Event [Member] | Horne Management, LLC [Member]
Short-term notes		$ 1,635,000	$ 1,635,000
Debt conversion of common stock shares		4,368,278
Warrant term		10 years	10 years
Fair value of warrants		$ 3,000,000
Debt conversion description		Horne Management, LLC agreed to convert the short-term notes, related parties totaling $1,635,000 as of March 31, 2020 plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company's common stock with such conversion to be effective as of April 17, 2020. This warrant will have an exercise price equal to the price per share at which securities are offered to investors for purchase at the Qualified Financing, which such price has not yet been established, and is exercisable beginning on the day immediately following the earlier to occur of (x) the closing of the Qualified Financing and (y) November 1, 2020. If the Qualified Financing does not occur on or prior to October 31, 2020, the exercise price of the warrant will be equal to the price per share obtained by dividing $3,000,000 by the number of fully diluted shares of the Company outstanding on October 31, 2020.
Subsequent Event [Member] | Investor [Member]
Debt principal amount							$ 500,000
Subsequent Event [Member] | A&R Note [Member] | Investor [Member]
Debt principal amount							$ 1,000,000
Debt interest rate							12.00%
Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member]
Debt interest rate		12.00%	12.00%
Proceeds from initial offering			$ 2,812,445
Promissory notes, value		$ 2,812,445	$ 2,812,445
Debt, maturity date			Oct. 31, 2020
Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member] | April Secured Notes [Member]
Debt principal amount		$ 3,835,195	$ 3,835,195
Debt interest rate		12.00%	12.00%
Proceeds from initial offering			$ 2,835,195
Subsequent Event [Member] | Secured Convertible Note and Warrant Purchase Agreement [Member] | April Secured Notes [Member] | Investor [Member]
Debt principal amount		$ 1,000,000	$ 1,000,000
Subsequent Event [Member] | Payroll Protection Program [Member]
Debt principal amount	$ 809,082
Debt interest rate	1.00%
Monthly payments	$ 45,533
Debt, maturity date	Nov. 29, 2020
Debt instrument, maturity date description	While the note is dated April 29, 2020, the loan was not formally approved and funded until May 7, 2020.
Non-payroll costs percentage	25.00%